Document and Entity Information (USD $)	12 Months Ended
	May 03, 2014	May 31, 2014	Oct. 29, 2013
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	May 03, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	BKS
Entity Registrant Name	BARNES & NOBLE INC
Entity Central Index Key	0000890491
Current Fiscal Year End Date	--05-03
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		60,033,572
Entity Public Float			$ 612,537,966